Class A | Thrivent Opportunity Income Plus Fund
Thrivent Opportunity Income Plus Fund AAINX
Investment Objective
Thrivent Opportunity Income Plus Fund seeks a high level of current income, consistent with capital preservation.
Fees And Expenses
This table describes the fees and expenses that you pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of a fund or funds of Thrivent Mutual Funds. More information about these and other discounts is available from your financial professional and in the “Class A Shares” section on pages 128 through 130 of this prospectus and the “Sales Charges” section under the heading “Purchase, Redemption and Pricing of Shares” of the Fund’s Statement of Additional Information.

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees		Class A Thrivent Opportunity Income Plus Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		4.50%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value at time of purchase or redemption, whichever is lower)	[1]	1.00%
[1]	When you invest $1,000,000 or more, a deferred sales charge of 1% will apply to shares redeemed within one year.

ANNUAL FUND OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that are deducted from Fund assets)
Annual Fund Operating Expenses		Class A Thrivent Opportunity Income Plus Fund
Management Fees		0.45%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses		0.24%
Acquired Fund (Underlying Fund) Fees and Expenses		0.01%
Total Annual Fund Operating Expenses		0.95%
Less Expense Reimbursement	[1]	0.09%
Net Annual Fund Operating Expenses		0.86%
[1]	The Adviser has contractually agreed, through at least February 28, 2015, to waive certain fees and/or reimburse certain expenses associated with the Class A shares of the Thrivent Opportunity Income Plus Fund in order to limit the Net Annual Fund Operating Expenses (excluding Acquired Fund (Underlying Fund) Fees and Expenses, if any) to an annual rate of 0.85% of the average daily net assets of the Class A shares. This contractual provision, however, may be terminated before the indicated termination date upon the mutual agreement between the Independent Trustees of the Fund and the Adviser.

EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Thrivent Opportunity Income Plus Fund	534	731	943	1,556

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 387% of the average value of its portfolio. To the extent that the Fund invests in other underlying mutual funds, the Fund’s portfolio turnover rate would not reflect the portfolio turnover rate of the underlying mutual funds.
Principal Strategies
Under normal circumstances, the Fund invests in a broad range of debt securities. The debt securities in which the Fund invests may be of any maturity or credit quality, including high yield, high risk bonds, notes, debentures and other debt obligations, commonly known as “junk bonds.” The Fund may invest in leveraged loans, which are senior secured loans that are made by banks or other lending institutions to companies that are rated below investment grade. The Fund may also invest in investment-grade corporate bonds, asset-backed structured securities, mortgage-backed structured securities, convertible bonds, convertible stocks, non-agency securities, futures contracts, and sovereign and emerging market debt (both U.S. dollar and non-U.S. dollar denominated). Additionally, the Fund may invest in equities to a limited extent.

Under normal circumstances, the Fund invests in the following asset classes within the ranges given:

Broad Asset Category	Target Allocation	Allocation Range
Debt Securities	95%	50-100%
Equity Securities	5%	0-50%

The Adviser uses fundamental, quantitative, and technical investment research techniques to determine what debt obligations to buy and sell.
Principal Risks
The Fund is subject to the following principal investment risks. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its investment objective.

Allocation Risk. The Fund’s investment performance depends upon how its assets are allocated across broad asset categories and applicable sub-classes within such categories. Some broad asset categories and sub-classes may perform below expectations or the securities markets generally over short and extended periods. In particular, underperformance in the fixed income markets would have a material adverse effect on the Fund’s total return given its significant allocation to fixed income securities. Therefore, a principal risk of investing in the Fund is that the allocation strategies used and the allocation decisions made will not produce the desired results.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Fund’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Fund’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.

Interest Rate Risk. Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest. Bonds with longer durations or maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities. In addition, both mortgage-backed and asset-backed securities are sensitive to changes in the repayment patterns of the underlying security. If the principal payment on the underlying asset is repaid faster or slower than the holder of the asset-backed or mortgage-backed security anticipates, the price of the security may fall, particularly if the holder must reinvest the repaid principal at lower rates or must continue to hold the security when interest rates rise. This effect may cause the value of the Fund to decline and reduce the overall return of the Fund. Changes by the Federal Reserve to monetary policies could affect interest rates and the value of some securities.

Issuer Risk. Issuer risk is the possibility that factors specific to a company to which the Fund’s portfolio is exposed will affect the market prices of the company’s securities and therefore the value of the Fund. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Bonds may exhibit price fluctuations when there are changes in interest rates or bond yield levels.

Credit Risk. Credit risk is the risk that an issuer of a bond to which the Fund’s portfolio is exposed may no longer be able to pay its debt. As a result of such an event, the bond may decline in price and affect the value of the Fund.

Mortgage-Related and Other Asset-Backed Securities Risk. The value of mortgage-related and asset-backed securities will be influenced by the factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.

Futures Contract Risk. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Fund’s initial investment in such contracts. In addition, the value of the futures contract may not accurately track the value of the underlying instrument.

High Yield Risk. High yield securities to which the Fund’s portfolio is exposed are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. If the issuer of the security is in default with respect to interest or principal payments, the value of the Fund may be negatively affected.

Leveraged Loan Risk. Leveraged loans are subject to the risks typically associated with debt securities. In addition, leveraged loans, which typically hold a senior position in the capital structure of a borrower, are subject to the risk that a court could subordinate such loans to presently existing or future indebtedness or take other action detrimental to the holders of leveraged loans. Leveraged loans are also subject to the risk that the value of the collateral, if any, securing a loan may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. Some leveraged loans are not as easily purchased or sold as publicly-traded securities and others are illiquid, which may make it more difficult for the Fund to value them or dispose of them at an acceptable price. Below investment-grade leveraged loans are typically more credit sensitive.

Liquidity Risk. Liquidity is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the security. High-yield bonds and leveraged loans have a less liquid resale market. As a result, the Fund may have difficulty selling or disposing of securities quickly in certain markets or may only be able to sell the holdings at prices substantially less than what the Fund believes they are worth.

Emerging Markets Risk. The economic and political structures of developing nations, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity. Fund performance will likely be negatively affected by portfolio exposure to nations in the midst of, among other things, hyperinflation, currency devaluation, trade disagreements, sudden political upheaval or interventionist government policies. Significant buying or selling actions by a few major investors may also heighten the volatility of emerging markets. These factors make investing in emerging market countries significantly riskier than in other countries and events in any one country could cause the Fund’s share price to decline.

Sovereign Debt Risk. Sovereign debt securities are issued or guaranteed by foreign governmental entities. These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.

Foreign Securities Risk. Securities of foreign companies in which the Fund invests generally carry more risk than securities of U.S. companies. The economies and financial markets of certain regions—such as Latin America, Asia, Europe and the Mediterranean region—can be highly interdependent and may decline at the same time. Other risks result from the varying stages of economic and political development of foreign countries; the differing regulatory environments, trading days, and accounting standards of foreign markets; and higher transaction costs. The Fund’s investment in any country could be subject to governmental actions such as capital or currency controls, nationalizing a company or industry, expropriating assets, or imposing punitive taxes that would have an adverse effect on security prices and impair the Fund’s ability to repatriate capital or income. The Fund is also subject to the risk that the value of a foreign currency may decline against the U.S. dollar, which would reduce the dollar value of securities denominated in that country. The overall impact of such a decline of foreign currency can be significant, unpredictable, and long-lasting, depending on the currencies represented, how each one appreciates or depreciates in relation to the U.S. dollar, and whether currency positions are hedged.

Under normal conditions, the Fund does not engage in extensive foreign currency hedging programs. Further, exchange rate movements are volatile, and it is not possible to effectively hedge the currency risks of many developing countries.

Investment Adviser Risk. The Fund is actively managed and the success of its investment strategy depends significantly on the skills of the adviser(s) in assessing the potential of the investments in which the Fund invests. This assessment of investments may prove incorrect, resulting in losses or poor performance, even in rising markets.
Volatility And Performance
The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one-, five- and ten-year periods compared to a broad-based securities market indices. Call 800-THRIVENT or visit Thrivent.com for performance results current to the most recent month-end.

The bar chart includes the effects of Fund expenses, but not sales charges. If sales charges were included, returns would be lower than those shown. The table includes the effects of Fund expenses and maximum sales charges for each class and assumes that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Effective August 16, 2013, based on approval of the Fund’s board of trustees and notice to Fund shareholders, the Fund’s principal strategies were changed, which had the effect of changing the types of debt securities in which the Fund may invest. At the same time, the Fund’s name changed from Thrivent Core Bond Fund to Thrivent Opportunity Income Plus Fund. As a result, performance information presented below with respect to periods prior to August 16, 2013, reflects the performance of an investment portfolio that was materially different from the investment portfolio of the Fund.

Effective August 16, 2013, the Fund’s benchmark indices changed from the Barclays U.S. Aggregate Bond Index (“Barclays Aggregate Bond”) to the Barclays U.S. Mortgage-Backed Securities Index (“Barclays Mortgage-Backed”), the Barclays U.S. High Yield Ba/B 2% Issuer Capped Index (“Barclays Capped”), and the Barclays U.S. High Yield Loan Index (“Barclays High Yield Loan”). The Barclays Aggregate Bond measures the performance of U.S. investment grade bonds. The Barclays Mortgage-Backed covers the mortgage-backed securities component of the Barclays U.S. Aggregate Bond Index and is composed of agency mortgage-backed passthrough securities of the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), and the Federal Home Loan Mortgage Corporation (Freddie Mac). The Barclays Capped represents the performance of U.S. short duration, higher-rated high yield bonds. The Barclays High Yield Loan measures the performance of U.S.-dollar denominated syndicated term loans.

The Adviser believes that the Barclays Mortgage-Backed, the Barclays Capped, and the Barclays High Yield Loan are more appropriate benchmark indices for the Fund in light of the new asset mix of the Fund’s investment portfolio. Thus, the Barclays Aggregate Bond will not be shown in future prospectuses of the Fund (unless the Adviser changes back to this index).

How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
YEAR-BY-YEAR TOTAL RETURN Annual Return (%)

Best Quarter:	Q3 ‘09	+8.27%
Worst Quarter:	Q4 ‘08	-5.33%

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2013)
Average Annual Total Returns Class A		1 Year	5 Years	10 Years	Inception Date
Thrivent Opportunity Income Plus Fund		(5.71%)	6.98%	3.54%
Thrivent Opportunity Income Plus Fund (after taxes on distributions)		(6.76%)	5.44%	1.83%
Thrivent Opportunity Income Plus Fund (after taxes on distributions and redemptions)		(3.23%)	4.70%	1.90%
Thrivent Opportunity Income Plus Fund Barclays U.S. Mortgage-Backed Securities Index (reflects no deduction for fees, expenses or taxes)		(1.41%)	3.69%	4.61%
Thrivent Opportunity Income Plus Fund Barclays U.S. High Yield Ba/B 2% Issuer Capped Index (reflects no deduction for fees, expenses or taxes)		6.23%	16.46%	7.88%
Thrivent Opportunity Income Plus Fund Barclays U.S. High Yield Loan Index (reflects no deduction for fees, expenses or taxes)	[1]	5.39%	14.66%		Jan. 01, 2006
Thrivent Opportunity Income Plus Fund Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)		(2.02%)	4.44%	4.55%
[1]	This index began on January 1, 2006.